[LOGO of 5/3 APPEARS HERE] Fifth Third Funds

                            [GRAPHIC APPEARS HERE]

Fifth Third Funds
Money Market Mutual Funds

Annual Report to Shareholders

July 31, 1999

--------------------------------------------------------------------------------
PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND
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TAX EXEMPT MONEY MARKET FUND
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
                      NOTICE OF DELIVERY OF PROSPECTUSES,
                     SEMI-ANNUAL REPORTS AND ANNUAL REPORTS

In order to reduce expenses of the Fifth Third Funds incurred in connection with the mailing of prospectuses, prospectus supplements, semi-annual reports and annual reports to multiple shareholders at the same address, Fifth Third Funds may in the future deliver one copy of a prospectus, prospectus supplement, semi-annual report or annual report to a single investor sharing a street address or post office box with other investors, provided that all such investors have the same last name or are believed to be members of the same family. If you share an address with another investor and wish to receive your own prospectus, prospectus supplements, semi-annual reports and annual reports, please call the Trust toll-free at (888) 799-5353.




This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the Funds, which contains facts concerning the objectives and policies, management fees, expenses and other information.

For more complete information on the Fifth Third Funds, including fees, expenses and sales charges, please call 1-888-799-5353 for a prospectus, which you should read carefully before you invest or send money. The Fifth Third Funds are distributed by BISYS Fund Services, L.P.

Fifth Third Bank and its affiliate Heartland Capital Management, Inc. serve as Investment Advisors to the Funds and receive a fee for their services.

Fifth Third Funds, like all mutual funds:
 . are NOT FDIC insured
 . have no bank guarantee
 . may lose value

                                 YEAR 2000 RISK

Investors should be aware that, like other mutual funds and financial and business organizations around the world, each of the Funds offered by this Prospectus could be adversely impacted if the computer systems used by Fifth Third Bank, BISYS Fund Services L.P. (OBISYSO) or other service providers and entities with computer systems that are linked to Fund records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as OYear 2000 Risk.O Fifth Third Bank and BISYS are taking steps that they believe are reasonably designed to address Year 2000 Risk with respect to their computer systems and to obtain satisfactory assurances that comparable steps are being taken by each of the TrustOs other service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Funds.

Letter from the Chief Investment Officer

Dear Shareholder:

We are pleased to present the Fifth Third Money Market Funds' annual report to Shareholders for the 12-month period ended July 31, 1999. This letter includes an explanation of the principles that guide our investment strategy, comments on recent economic and market conditions and a discussion of our outlook for the coming period.

Financial markets face volatility

The stock market performed well during the 12-month period ended July 31, 1999. That performance was driven by strong economic growth, low inflation and relatively low interest rates. The Standard and Poor's 500 Stock Index(1) posted a 20.20% total return for the 12 month period ended July 31, 1999.

However, investors experienced significant volatility. Stock prices dropped early in the period as investors worried that severe economic problems in overseas markets such as Asia, Russia and Latin America would hurt U.S. corporate earnings. For example, the S&P 500 declined 14% in August 1999 to a low of 957.28.

The Federal Reserve Board (the Fed) subsequently lowered short-term interest rates three times to increase liquidity. That action boosted investor confidence in the stock market. During the second half of the period, however, investors began to worry that stronger-than-expected economic growth would fuel a rise in inflation and force the Fed to increase rates in order to slow down the economy. In fact, despite continued low inflation, the Fed opted to raise rates in late June. Stocks rallied during this time due to strong economic growth that helped corporations post solid earnings.

Large-company stocks continued to outperform shares of smaller firms during much of the period, due to the superior earnings growth of larger firms. In particular, technology stocks were strong performers, as were shares of economically sensitive companies, which benefited from strong economic growth in the second half of the period.

Conditions in the fixed-income market were also volatile. Treasury bonds performed well early on, as the overseas financial crisis motivated investors to favor Treasuries over more risky corporate issues. However, concerns about inflation and rising interest rates dampened Treasury bonds' performance later in the period. A heavy supply of high-quality corporate bonds adversely affected such issues during the second half of the period, although lower-quality corporate securities performed well due to their attractive yields.

Looking Ahead

The economy will likely continue to grow during the coming months, and corporate profit growth is expected to remain quite healthy well into the year 2000. So high quality corporate bonds should remain attractive.

--------------------------------------------------------------------------------


   Meanwhile, however, there are several conflicting signs regarding inflation. Signs that indicate we may see rising inflation ahead include a sharp rise in labor costs during the second quarter of 1999, coupled with a slowdown in the growth of worker productivity. However, manufacturing and housing activity as well as consumer credit increases have slowed recently, indicating that inflationary fears may ease soon. We will watch for evidence that should help to create a clearer picture of the economy and inflation. Whatever happens, the Fifth Third Funds will not be overly influenced by short-term conditions in the financial markets. No investor consistently can predict short-term movements in the markets. Instead, our managers will continue to do what they do best. Our fund managers will continue to emphasize high-quality issues and avoid large commitments regarding the direction of interest rates, while pursuing opportunities to deliver returns and yields to shareholders.


   Sincerely,

   /s/ James D. Berghausen

   James D. Berghausen, CFA
   Chief Investment Officer
   Fifth Third Bank






___________
   1 Standard & Poor's 500 Stock Index is an unmanaged market index. This index does not include transaction costs associated with buying and selling securities, nor does it include any management fees.

--------------------------------------------------------------------------------
Fifth Third Money Market Funds+

An interview with Melissa Casto, portfolio manager of the Fifth Third Prime Money Market Fund, Fifth Third U.S. Treasury Money Market Fund and the Fifth Third Government Money Market Fund.

Q. What were conditions like in the market during the 12-month period ended July 31, 1999?

A. Investors at the start of the period worried that economic turmoil in Asia, Russia and Brazil would affect the U.S. economy. The Federal Reserve Board (the
Fed) cut the federal funds rate three times during the fall, however, flooding the economy with liquidity and erasing some negative investor sentiment. More recently, the U.S. has experienced a strong domestic economy characterized by low inflation, low interest rates, and strong corporate profits; meanwhile, the global economy seems poised for recovery. In late June, the Fed became concerned that the economy was too strong and raised the federal funds rate by 0.25 percentage points.

Q. How did you manage the Funds in that environment?

A. We took a conservative approach with all three funds throughout the period. The Fifth Third Commercial Paper Fund changed its name to the Fifth Third Prime Fund and adopted a new strategy on July 15. The Fund formerly was required to invest at least 65% in commercial paper with relatively short maturities. Now the Fund has no such restriction, and we plan to maintain a more neutral stance relative to the Fund's peer group.

The average maturity of the U.S. Treasury Money Market Fund formerly known as the Fifth Third U.S. Treasury Obligations Fund ranged from 30 to 55 days throughout the period, which was in line with its peers. The Fund benefited from its increased exposure to repurchase agreements, which offered yields that were attractive compared to yields on more popular Treasuries.

The average maturity of the Government Money Market Fund formerly known as the U.S. Government Cash Reserves Fund ranged from 35 to 50 days. The Fund maintained a neutral average maturity during most of the period.

Q. What is your outlook for the taxable money markets, and how will you mange the Funds in the environment?

A. We expect volatility in the money markets as speculation rises about how the Fed will manage interest rates. However, we believe that the domestic economy will continue to be strong due to low inflation and a continued recovery in the global economy. We will maintain the Fund's neutral average maturities, since we anticipate a small rise in interest rates.

+An investment in any of the funds is not insured or guaranteed by the FDIC or any government agency. Although each money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

Fifth Third Money Market Funds(continued)+

An interview with Kim Burford, portfolio manager of the Fifth Third Tax-Exempt Money Market Fund++.

Q. What were the conditions in the market during the 12-month period ended July 31, 1999?

A. Investors were concerned at the beginning of the period that economic turmoil in overseas markets such as Asia, Russia and Brazil would hurt the U.S. economy. The Federal Reserve Board (the Fed) cut the federal funds rate three times for a total reduction of 0.75 percentage points, which helped ease investors' worries and restore liquidity to the global financial system. More recently, the U.S. has experienced a strong domestic economy characterized by low inflation, low interest rates, and strong corporate profits. In June, however, the Fed became concerned that the strong economy would cause inflation to rise, and raised the federal funds rate by 0.25 percentage points. Meanwhile, global economies seem poised for recovery.

Q. How did you manage the Fund in that environment?

A. We began the period with an average maturity of 75 days for the portfolio, and lowered it to 36 days by the end of the period. A steep yield curve at beginning of the year made securities with longer maturities attractive. But the yield advantage provided by longer-term securities dwindled,and we reduced the Fund's average maturity to increase its liquidity and reduce shareholder risk.

Q. How did you manage the Fund's credit quality?

A. We primarily held issues with high credit ratings, while devoting significant resources to credit analysis that let us include a wider array of issues in the portfolio. For example, some unrated issues helped boost the Fund's yield without adding greatly to its risk.

Q. What is your outlook for the tax-exempt markets, and how will you manage the Fund in that environment?

We expect volatility in the tax-exempt money markets as investors speculate about how the Fed will manage interest rates. However, we believe that the U.S. economy will continue to be characterized by low inflation and strong economic growth. Given that outlook, we will maintain the Fund's neutral average maturity in anticipation of rising interest rates.


--------
+ An investment in any of the funds is not insured or guaranteed by the FDIC or any government agency. Although each money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.
++ The Fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

Fifth Third Prime Money Market Fund
Schedule of Portfolio Investments
July 31, 1999
(Amounts in thousands)
-----------------------------------------------------------------------------

Principal                     Security                           Amortized
 Amount                      Description                            Cost
---------------   ---------------------------------------------  ------------
Commercial Paper - 71.1%
---------------------------------------------------------------
                  Banks - 12.8%
                  ---------------------------------------------
        $7,000    Bank One Corp., 8/3/99                           $   6,997
                  ---------------------------------------------
         6,000    J.P. Morgan, 9/23/99                                 5,957
                  ---------------------------------------------
         5,000    J.P. Morgan, 12/10/99                                4,913
                  ---------------------------------------------
         6,000    J.P. Morgan, 2/7/00                                  5,845
                  ---------------------------------------------
         7,000    Rabobank Nederland, 12/1/99                          6,882
                  ---------------------------------------------
         6,000    Societe Generale, 8/25/99                            5,981
                  ---------------------------------------------
         5,000    Societe Generale, 10/6/99                            4,956
                  ---------------------------------------------
         6,000    Societe Generale, 3/1/00                             5,811
                  ---------------------------------------------
         7,000    Wells Fargo & Co., 8/24/99                           6,978
                  ---------------------------------------------  ------------
                    Total                                              54,320
                  ---------------------------------------------  ------------
                  Brokerage - 9.5%
                  ---------------------------------------------
         7,000    Goldman Sachs, 11/1/99                                6,912
                  ---------------------------------------------
        10,000    Goldman Sachs, 11/5/99                                9,868
                  ---------------------------------------------
         7,000    Merrill Lynch, 2/23/00                                6,785
                  ---------------------------------------------
         7,000    Salomon Smith Barney Holdings, 8/18/99                6,983
                  ---------------------------------------------
         5,000    Salomon Smith Barney Holdings, 2/1/00                 4,861
                  ---------------------------------------------
         5,000    Salomon Smith Barney Holdings, 2/2/00                 4,860
                  ---------------------------------------------  ------------
                    Total                                              40,269
                  ---------------------------------------------  ------------
                  Consumer Products - 5.1%
                  ---------------------------------------------
         6,000    Coca-Cola Co., 9/7/99                                 5,968
                  ---------------------------------------------
         6,000    Coca-Cola Co., 9/9/99                                 5,967
                  ---------------------------------------------
         5,000    Coca-Cola Co., 2/8/00                                 4,860
                  ---------------------------------------------
         5,000    Procter & Gamble, 8/27/99                             4,982
                  ---------------------------------------------  ------------
                    Total                                              21,777
                  ---------------------------------------------  ------------
                  Energy - 2.3%
                  ---------------------------------------------
         10,000   Petrofina Delaware, 10/26/99                          9,877
                  ---------------------------------------------  ------------
                  Financial - 33.1%
                  ---------------------------------------------
         5,000    A.I. Credit Corp., 8/2/99                             4,999
                  ---------------------------------------------
        12,000    AIG Funding, 9/17/99                                 11,921
                  ---------------------------------------------
         5,000    American Express Credit Corp., 9/30/99                4,960
                  ---------------------------------------------
         7,000    American Express Credit Corp., 9/15/99                6,955
                  ---------------------------------------------
         5,000    American Express Credit Corp., 12/15/99               4,909
                  ---------------------------------------------
         7,000    American General Corp., 8/9/99                        6,993
                  ---------------------------------------------
         6,000    Associates First Capital Corp., 8/17/99               5,987
                  ---------------------------------------------
         6,000    Associates First Capital Corp., 8/19/99               5,985
                  ---------------------------------------------
         5,000    Associates First Capital Corp., 11/26/99              4,920
                  ---------------------------------------------
         6,000    CIT Group, 8/2/99                                     5,999
                  ---------------------------------------------
         6,000    CIT Group, 8/20/99                                    5,985
                  ---------------------------------------------
        10,000    Deutsche Bank Financial, 8/5/99                       9,994
                  ---------------------------------------------
        10,000    Deutsche Bank Financial, 11/19/99                     9,843
                  ---------------------------------------------
         5,000    Ford Motor Credit Corp., 8/13/99                      4,992
                  ---------------------------------------------
         7,000    General Electric Capital Corp., 8/4/99                6,997
                  ---------------------------------------------
         5,000    General Electric Capital Corp., 8/25/99               4,984
                  ---------------------------------------------
         5,000    General Electric Capital Corp., 9/8/99                4,975
                  ---------------------------------------------
         6,000    Prudential Funding, 9/30/99                           5,952
                  ---------------------------------------------
         6,000    Prudential Funding, 10/6/99                           5,944
                  ---------------------------------------------
         7,000    U.B.S Finance, 10/20/99                               6,921
                  ---------------------------------------------
        10,000    U.B.S Finance, 12/20/99                               9,813
                  ---------------------------------------------  ------------
                    Total                                             140,028
                  ---------------------------------------------  ------------
                  Industrial - 4.0%
                  ---------------------------------------------
         7,000    Daimler-Chrysler, 8/23/99                             6,978
                  ---------------------------------------------
         5,000    Daimler-Chrysler, 8/25/99                             4,984
                  ---------------------------------------------
         5,000    Daimler-Chrysler, 10/28/99                            4,937
                  ---------------------------------------------  ------------
                    Total                                              16,899
                  ---------------------------------------------  ------------
                  Technology - 4.2%
                  ---------------------------------------------
         6,000    AT&T Corp., 8/23/99                                   5,982
                  ---------------------------------------------
         6,000    Bellsouth Telecommunications, 8/12/99                 5,991
                  ---------------------------------------------
         6,000    Bellsouth Telecommunications, 8/16/99                 5,987
                  ---------------------------------------------  ------------
                    Total                                              17,960
                  ---------------------------------------------  ------------
                  Total Commercial Paper
                  (Amortized Cost $301,130)                           301,130
                  ---------------------------------------------   ------------
Corporate Bonds - 8.8%
---------------------------------------------------------------
                  Financial - 8.8%
                  ---------------------------------------------
         5,000    First National Bank Chicago, 5.51%, 2/9/00*           5,000
                  ---------------------------------------------
         5,000    Ford Motor Credit Co., 6.84%, 6/5/00                  5,045
                  ---------------------------------------------
         20,000   General American Life, 5.37%, 7/30/00*               20,000
                  ---------------------------------------------
         7,000    General Motors Acceptance Corp.,
                  5.65%, 1/13/00                                        7,017
                  ---------------------------------------------  ------------
                  Total Corporate Bonds
                  (Amortized Cost $37,062)                             37,062
                  ---------------------------------------------  ------------
Repurchase Agreements - 20.5%
---------------------------------------------------------------
         17,000   Barclays, 5.04%, dated 7/30/99, due
                  8/2/99, collateralized by U.S.
                  Treasury Notes, 7.875%, due
                  02/15/21 with a value of $17,340.                    17,000
                  ---------------------------------------------
         17,000   SG Cowen,5.06%,dated 7/30/99,due
                  8/2/99, collateralized by U.S.
                  Treasury Bills due 9/2/99-6/22/00
                  with a value of $17,350.                             17,000
                  ---------------------------------------------
         52,651   Warburg/Dillon, 5.06%, dated 7/30/99,
                  due 8/2/99, collateralized by U.S.
                  Treasury Notes, 5.75%-7.75%, due
                  9/30/99-10/31/02 with a value of $53,708.            52,651
                  ---------------------------------------------  ------------
                  Total Repurchase Agreements
                  (Amortized Cost $86,651)                             86,651
                  ---------------------------------------------  ------------
                  Total Investments (Amortized Cost
                  $424,843) (a) - 100.3%                              424,843
                  ---------------------------------------------
                  Liabilities in excess of other
                  assets - (0.3)%                                      (1,453)
                  ---------------------------------------------  ------------
                  TOTAL NET ASSETS - 100.0%                         $ 423,390
                  ---------------------------------------------  ------------
*Floating rate note

(a) Also represents cost for federal tax purposes.


      (See Notes which are an integral part of the Financial Statements)

Fifth Third Government Money Market Fund
Schedule of Portfolio Investments
July 31, 1999
(Amounts in thousands)

--------------------------------------------------------------------------------

Principal          Security                            Amortized
 Amount           Description                            Cost
---------         -----------                          ---------
U.S. Government Agencies -- 100.1%
----------------------------------
                Federal Farm Credit Bank - 21.7%
                --------------------------------
$10,000         Discount Note, 8/9/99                  $   9,988
                --------------------------------
 10,000         Discount Note, 8/10/99                     9,987
                --------------------------------
 10,000         Discount Note, 8/12/99                     9,984
                --------------------------------
 10,000         Discount Note, 8/16/99                     9,978
                --------------------------------
  4,000         Discount Note, 9/17/99                     3,975
                --------------------------------
 10,000         Discount Note, 9/29/99                     9,917
                --------------------------------
 20,000         Discount Note, 10/26/99                   19,780
                --------------------------------
 10,000         Discount Note, 11/1/99                     9,876
                --------------------------------
 25,000         4.85%, 9/1/99 (b)                         25,000
                --------------------------------
 14,850         Discount Note, 12/13/99                   14,594
                --------------------------------
 15,000         Discount Note, 3/29/00                    14,527
                --------------------------------  --------------
                  Total                                  137,606
                --------------------------------  --------------
                Federal Home Loan Bank -- N 48.9%
                ---------------------------------
40,000          Discount Note, 8/2/99                     39,988
                --------------------------------
10,000          Discount Note, 8/3/99                      9,996
                --------------------------------
10,000          Discount Note, 8/4/99                      9,995
                --------------------------------
10,000          Discount Note, 8/11/99                     9,985
                --------------------------------
10,000          Discount Note, 8/13/99                     9,982
                --------------------------------
10,000          Discount Note, 8/18/99                     9,975
                --------------------------------
10,000          Discount Note, 8/20/99                     9,973
                --------------------------------
10,000          Discount Note, 8/25/99                     9,967
                --------------------------------
10,000          Discount Note, 8/27/99                     9,963
                --------------------------------
10,000          Discount Note, 9/8/99                      9,946
                --------------------------------
 8,386          Discount Note, 9/10/99                     8,339
                --------------------------------
10,000          Discount Note, 9/14/99                     9,938
                --------------------------------
10,000          Discount Note, 9/15/99                     9,936
                --------------------------------
10,000          Discount Note, 9/16/99                     9,935
                --------------------------------
10,000          Discount Note, 9/17/99                     9,934
                --------------------------------
10,000          Discount Note, 9/21/99                     9,928
                --------------------------------
10,000          Discount Note, 9/24/99                     9,926
                --------------------------------
10,000          Discount Note, 10/13/99                    9,897
                --------------------------------
10,000          Discount Note, 10/15/99                    9,894
                --------------------------------
10,000          Discount Note, 10/20/99                    9,887
                --------------------------------
10,000          Discount Note, 10/27/99                    9,878
                --------------------------------
10,000          Discount Note, 10/29/99                    9,875
                --------------------------------
 9,000          5.83%, 11/26/99                            9,025
                --------------------------------
 9,000          5.83%, 12/24/99                            9,032
                --------------------------------
10,000          5.16%, 3/8/00                              9,998
                --------------------------------
 7,000          4.98%, 4/14/00                             7,000
                --------------------------------
10,000          4.97%, 4/20/00                             9,997
                --------------------------------
 8,000          5.05%, 4/26/00                             7,998
                --------------------------------
10,000          5.35%, 6/8/00                              9,993
                --------------------------------
                  Total                                  310,180
                --------------------------------
                Student Loan Marketing
                Association -- 17.5%
                --------------------------------
30,000          4.94%, 8/3/99 (b)*                        30,000
                --------------------------------
81,250          Master Note, 4.86%, 7/1/00 (c)            81,250
                --------------------------------
                  Total                                  111,250
                --------------------------------
                Tennessee Valley
                Authority -- 12.0%
                --------------------------------
$10,000         Discount Note, 8/2/99                     9,998
                --------------------------------
10,000          Discount Note, 8/6/99                     9,992
                --------------------------------
10,000          Discount Note, 8/17/99                    9,977
                --------------------------------
10,000          Discount Note, 8/19/99                    9,975
                --------------------------------
10,000          Discount Note, 8/30/99                    9,959
                --------------------------------
10,000          Discount Note, 9/3/99                     9,953
                --------------------------------
10,000          Discount Note, 9/9/99                     9,945
                --------------------------------
 6,000          8.375%, 10/1/99                           6,034
                --------------------------------  -------------
                  Total                                  75,833
                --------------------------------  -------------
                Total U.S. Government Agencies          634,869
                --------------------------------  -------------
                Total Investments (Amortized Cost
                $634,869) (a) -- 100.1%                 634,869
                --------------------------------
                Liabilities in excess of other
                assets -- (0.1)%                           (777)
                --------------------------------  -------------
                TOTAL NET ASSETS -- 100.0%            $ 634,092
                --------------------------------      ---------

*Floating rate note
(a) Also represents cost for federal tax purposes.
(b) Current rate and next demand date shown.
(c) Current rate shown.

      (See Notes which are an integral part of the Financial Statements)

Fifth Third U.S. Treasury Money Market Fund
Schedule of Portfolio Investments
July 31, 1999
(Amounts in thousands)
------------------------------------------------------------------------------

Principal          Security                                       Amorization
 Amount            Description                                        Cost
-----------------  -------------------------------------------   -------------
U.S. Government Securities -- 18.9%
--------------------------------------------------------------
                   U.S. Treasury Notes -- 18.9%
                   -------------------------------------------
$ 15,000           5.38%, 1/31/00                                    $ 15,039
                   -------------------------------------------
  10,000           5.38%, 6/30/00                                      10,005
                   -------------------------------------------
  15,000           5.50%, 3/31/00                                      15,054
                   -------------------------------------------
  20,000           5.88%, 6/30/00                                      20,109
                   -------------------------------------------
  20,000           6.38%, 5/15/00                                      20,160
                   -------------------------------------------
  30,000           6.88%, 3/31/00                                      30,397
                   -------------------------------------------
  30,000           7.13%, 2/29/00                                      30,384
                   -------------------------------------------
  20,000           7.75%, 1/31/00                                      20,286
                   -------------------------------------------  --------------
                   Total U.S. Government Securities                   161,434
                   -------------------------------------------  --------------
Repurchase Agreements -- 81.1%
--------------------------------------------------------------
                   Repurchase Agreements N 81.1%
                   -------------------------------------------
  39,000           Banc One, 5.03%, dated 7/30/99, due 8/2/99,
                   collateralized by U.S. Treasury Bonds,
                   9.125%-11.75%, due 11/15/04-2/15/10 with
                   a value of $31,441 and U.S. Treasury Bills
                   due 8/5/99-7/20/00 with a value of $8,342.          39,000
                   -------------------------------------------
 125,000           Barclays Capital, 5.04%, dated 7/30/99, due
                   8/2/99, collateralized by U.S. Treasury
                   Notes, 3.625%-5.50%, due 7/15/02-3/31/03
                   with a value of $127,501.                          125,000
                   -------------------------------------------
  39,000           Bear Stearns, 5.05%, dated 7/30/99, due
                   8/2/99, collateralized by U.S. Treasury
                   Bonds, 6.25%-12.75%, due 2/15/10-8/15/27
                   with a value of $36,121 and U.S. Treasury
                   Notes, 5.25%-6.125%, due 12/31/99-8/15/07
                   with a value of $6,082.                             39,000
                   -------------------------------------------
  39,000           Chase Securities, 5.02%, dated 7/30/99,
                   due 8/2/99, collateralized by U.S. Treasury
                   Bill due 6/22/00 with a value of $39,783.           39,000
                   -------------------------------------------
  39,000           Deutsche Bank, 5.03%, dated 7/30/99, due
                   8/2/99, collateralized by U.S. Treasury
                   Bonds, 6.625%-7.875%, due 11/15/07-2/15/27
                   with a value of $37,155 and U.S. Treasury
                   Bills due 8/5/99 with a value of $2,625.            39,000
                   -------------------------------------------
  39,000           J.P. Morgan, 5.05%, dated 7/30/99, due
                   8/2/99, collateralized by U.S. Treasury
                   Notes, 6.625%, due 5/15/07 with a value of
                   $39,781.                                            39,000
                   -------------------------------------------
  39,000           Nesbitt Burns, 5.05%, dated 7/30/99, due
                   8/2/99, collateralized by U.S. Treasury
                   Notes, 5.75%, due 11/15/00 with a value of
                   $537 and U.S. Treasury Bills due 12/9/99
                   with a value of $39,243.                            39,000
                   -------------------------------------------
  39,000           Prudential Securities, 5.04%, dated
                   7/30/99, due 8/2/99, collateralized by U.S.
                   Treasury Bills due 7/20/00 with a value of
                   $39,781.                                            39,000
                   -------------------------------------------
  39,000           Salomon Smith Barney, 5.00%, dated 7/30/99,
                   due 8/2/99, collateralized by U.S. Treasury
                   Notes, 5.875%-7.50%, due 2/15/00-2/15/05
                   with a value of $39,802.                            39,000
                   -------------------------------------------
 125,000           SG Cowen, 5.06%, dated 7/30/99, due 8/2/99,
                   collateralized by U.S. Treasury Bills due
                   10/28/99 with a value of $127,507.                 125,000
                   -------------------------------------------
 133,023           Warburg/Dillon, 5.06%, dated 7/30/99, due
                   8/2/99, collateralized by U.S. Treasury
                   Notes, 5.00%-8.50%, due 12/31/99-4/30/01
                   with a value of $135,684.                          133,023
                   -------------------------------------------  --------------
                   Total Repurchase Agreements                        695,023
                   -------------------------------------------  --------------
                   Total Investments (Amortized
                   Cost $856,457) (a) -- 100.0%                       856,457
                   -------------------------------------------  --------------
                   Liabilities in excess of
                   other assets -- (0.0)%                                (171)
                   -------------------------------------------  --------------
                   TOTAL NET ASSETS -- 100.0%                        $856,286
                   -------------------------------------------  --------------

(a) Also represents cost for federal tax purposes.

      (See Notes which are an integral part of the Financial Statements)

Fifth Third Tax Exempt Money Market Fund
Schedule of Portfolio Investments
July 31, 1999
(Amounts in thousands)
--------------------------------------------------------------------------------

Principal                Security                                      Amortized
   Amount               Description                                      Cost
---------  ---------------------------------------------------------   ---------
Money Market 7.8%
--------------------------------------------------------------------
  $3,452 SEI Institutional Tax Free Fund                                 $3,452
         -----------------------------------------------------------   ---------
         Total Money Market                                               3,452
         -----------------------------------------------------------   ---------
Commercial Paper 11.3%
--------------------------------------------------------------------
     900 Illinois Health Facility, 3.10%, 8/4/99                            900
         -----------------------------------------------------------
   1,100 Illinois Health Facility, 3.25%,
         10/13/99                                                         1,100
         -----------------------------------------------------------
   1,000 Intermountain Power Agency Utah,
         3.10%, 8/31/99                                                   1,000
         -----------------------------------------------------------
   2,000 Ohio State University, 3.125%, 9/1/99                            2,000
         -----------------------------------------------------------   ---------
         Total Commercial Paper                                           5,000
         -----------------------------------------------------------   ---------

Municipal Bonds 79.4%
--------------------------------------------------------------------
         General Obligation 12.7%
         -----------------------------------------------------------
     100 Bentworth, Pennsylvania, School
         District, 5.60%, due 3/15/07                                       101
         -----------------------------------------------------------
     495 Brecksville, Ohio, 3.40%,
         due 12/15/99*                                                      495
         -----------------------------------------------------------
     995 Brown City, Michigan, School
         District, 4.10%, due 8/20/99*                                      995
         -----------------------------------------------------------
   1,000 Hancock County, Ohio, 3.42%,
         due 12/1/99                                                      1,002
         -----------------------------------------------------------
     300 Hilliard, Ohio, 3.85%, due 9/9/99*                                 300
         -----------------------------------------------------------
     360 Meadville, Pennsylvania, 3.10%,
         due 10/1/99*                                                       360
         -----------------------------------------------------------
     800 Milan Michigan Area Schools Bond,
         4.00%, due 4/3/00                                                  803
         -----------------------------------------------------------
     565 Neenah Wisconsin Promissary Notes
         Series A, 3.10%, due 3/1/00*                                       565
         -----------------------------------------------------------
     300 New York State, Tollway Authority,
         Floating Rate Note, 3.40%, 8/2/99 (b)                              300
         -----------------------------------------------------------
      62 Powell Village, Ohio, 3.20%,
         due 12/1/99*                                                        62
         -----------------------------------------------------------
     400 Shaker Heights, Ohio, 3.20%,
         due 9/8/99*                                                        400
         -----------------------------------------------------------
     250 Worthington, Ohio, City School
         District, 7.45%, due 12/1/12
         (Prerefunded 12/1/99 @ 102)                                        258
         -----------------------------------------------------------   ---------
             Total                                                        5,641
         -----------------------------------------------------------   ---------
         Revenue Bonds 66.7%
         -----------------------------------------------------------
     140 Akron Ohio Pension Revenue,
         3.30% Due 12/1/99*                                                 140
         -----------------------------------------------------------
   1,700 Burke County, Georgia,
         Development Authority, Floating
         Rate Note, 3.40%, 8/2/99 (b)                                     1,700
         -----------------------------------------------------------
   1,250 Chicago Illinois O'Hare International
         Airport, Floating Rate Note, 3.00%,
         8/4/99 (b)                                                       1,250
         -----------------------------------------------------------
     590 Columbus, Indiana, Floating Rate
         Note, 3.37%, 8/4/99 (b)                                            590
         -----------------------------------------------------------
     650 Columbus, Ohio Adjustable Series 1,
         Floating Rate Note, 3.05%, 8/7/99 (b)                              650
         -----------------------------------------------------------
   1,700 Delaware County, Pennsylvania,
         Floating Rate Note, 3.35%, 8/2/99 (b)                            1,700
         -----------------------------------------------------------
   1,300 Farmington, New Mexico, Pollution
         Control, Floating Rate Note, 3.40%,
         8/2/99 (b)                                                       1,300
         -----------------------------------------------------------
   $ 500 Franklin County Ohio Hospital,
         Floating Rate Note, 3.20%, 8/4/99 (b)                              500
         -----------------------------------------------------------
     550 Grand Rapids, Michigan, Water
         Supply, Floating Rate Note, 3.10%,
         8/3/99 (b)                                                         550
         -----------------------------------------------------------
   1,700 Harris County, Texas, Health
         Facilities Development Corp.,
         Floating Rate Note, 3.40%, 8/2/99 (b)                            1,700
         -----------------------------------------------------------
     700 Kansas City, Missouri, Floating Rate
         Note, 3.40%, 8/2/99 (b)                                            700
         -----------------------------------------------------------
   1,000 Kansas City, Missouri, Floating Rate
         Note, 3.40%, 8/2/99 (b)                                          1,000
         -----------------------------------------------------------
     500 Lincoln County, Wyoming, Floating
         Rate Note, 3.35%, 8/2/99 (b)                                       500
         -----------------------------------------------------------
   1,700 Los Angeles, California, Regional
         Airports, Floating Rate Note, 3.40%,
         8/2/99 (b)                                                       1,700
         -----------------------------------------------------------
   1,000 Louisiana State Offshore, Floating
         Rate Note, 3.10%, 8/3/99 (b)                                     1,000
         -----------------------------------------------------------
     400 Lower Neches Valley Authority,
         Texas, Floating Rate Note, 2.75%,
         8/16/99 (b)                                                        400
         -----------------------------------------------------------
   1,200 Maryland State Health & Higher
         Education, Floating Rate Note,
         3.20%, 8/4/99 (b)                                                1,200
         -----------------------------------------------------------
     960 Michigan State Hospital Finance
         Authority, Floating Rate Note, 3.08%,
         8/4/99 (b)                                                         960
         -----------------------------------------------------------
     600 Michigan State Hospitial, Floating
         Rate Note, 3.08%, 8/4/99                                           600
         -----------------------------------------------------------
   1,700 Montgomery County Ohio Health
         Care, Floating Rate Note, 3.20%,
         8/4/99 (b)                                                       1,700
         -----------------------------------------------------------
   1,700 New York State Energy Research & Development Authority,
         Floating Rate Note, 3.30%, 8/2/99 (b)                            1,700
         -----------------------------------------------------------
     500 Ocean City, New Jersey, Utility
         Authority Waste Water, 4.75%, due 1/1/00                           503
         -----------------------------------------------------------
     100 Ohio State Building Authority, 7.15%,
         due 10/1/99                                                        101
         -----------------------------------------------------------
     100 Ohio State Water Development
         Authority, Environmental Mead Corp,
         Floating Rate Note, 3.35%, 8/2/99 (b)                              100
         -----------------------------------------------------------
     500 Plaquemines, Louisiana Port Harbor
         & Terminal District Port Facilities,
         Floating Rate Note, 3.00%,
         9/15/99 (b)                                                        500
         -----------------------------------------------------------
     800 Stevenson Alabama Industrial
         Development Board, Floating Rate
         Note, 3.35%, 8/2/99 (b)                                            800
         -----------------------------------------------------------
   1,400 Syracuse New York, 3.75%,
         due 5/19/00                                                      1,404
         -----------------------------------------------------------
   1,700 Uinta County, Wyoming, Pollution
         Control, Floating Rate Note, 3.40%,
         8/2/99 (b)                                                       1,700
         -----------------------------------------------------------
     300 Washington State Health Care
         Facilities Authority, Floating Rate
         Note, 3.40%, 8/2/99 (b)                                            300
         -----------------------------------------------------------
   1,000 Washington State Health Care
         Facilities Authority, Floating Rate
         Note, 3.40%, 8/2/99 (b)                                           1,000
         -----------------------------------------------------------


      (See Notes which are an integral part of the Financial Statements)

Fifth Third Tax Exempt Money Market Fund
Schedule of Portfolio Investments
July 31, 1999
(Amounts in thousands)
--------------------------------------------------------------------------------

 Principal           Security                                          Amortized
  Amount            Description                                           Cost
--------- ----------------------------------------------------------   ---------
  $1,700  York County, Pennsylvania
          Industrial Development, Floating
          Rate Note, 2.95%, 8/4/99 (b)                                   $ 1,700
          ----------------------------------------------------------   ---------
               Total                                                      29,648
          ----------------------------------------------------------   ---------
            Total Municipal Bonds                                         35,289
          ----------------------------------------------------------   ---------
            Total Investments (Amortized
            Cost $43,741) (a)--98.5%                                      43,741
          ----------------------------------------------------------
            Other assets in excess of
            liabilities -- 1.5%                                              656
          ----------------------------------------------------------   ---------
            TOTAL NET ASSETS -- 100.0%                                   $44,397
          ----------------------------------------------------------   ---------

*Floating rate note
(a) Also represents cost for federal tax purposes.
(b) Current rate and next reset date shown.


       (See notes which are an integral part of the Finacial Statements)

Fifth Third Funds
Statements of Assets and Liabilities
July 31, 1999
(Amounts in thousands, except per share amounts)

-------------------------------------------------------------------------------------------------------------------------------
                                                                        Prime      Government     U.S. Treasury     Tax Exempt
                                                                    Money Market  Money Market     Money Market    Money Market
                                                                        Fund          Fund             Fund            Fund
                                                                    ------------  ------------     ------------    ------------
Assets:
------------------------------------------------------------------
Investments, at amortized cost (Cost $338,192; $634,869;
  $161,434 and $43,741 respectively)                                 $ 338,192      $ 634,869       $ 161,434      $  43,741
------------------------------------------------------------------
Repurchase agreements, at amortized cost (Cost $86,651; $0;
  $695,023 and $0 respectively)                                         86,651             --         695,023             --
------------------------------------------------------------------  ------------  ------------     ------------    ------------
  Total Investments                                                    424,843        634,869         856,457         43,741
------------------------------------------------------------------
Cash                                                                        84             --           1,193             --
------------------------------------------------------------------
Interest receivable                                                        309          1,947           2,487            266
------------------------------------------------------------------
Receivable for investments sold                                             --             --              --            600
------------------------------------------------------------------
Prepaid expenses and other assets                                           21            121              15             31
------------------------------------------------------------------  ------------  ------------     ------------    ------------
  Total Assets                                                         425,257        636,937         860,152         44,638
------------------------------------------------------------------  ------------  ------------     ------------    ------------
Liabilities:
------------------------------------------------------------------
Dividends payable                                                        1,653          2,319           3,613            102
------------------------------------------------------------------
Payable to Custodian                                                        --             64              --            120
------------------------------------------------------------------
Accrued expenses and other payables:
------------------------------------------------------------------
  Investment advisory fees                                                 140            219             206             --
------------------------------------------------------------------
  Administration fees                                                        4              6               8             --
------------------------------------------------------------------
  Distribution fees                                                         15             66              --              1
------------------------------------------------------------------
  Other                                                                     55            171              39             18
------------------------------------------------------------------  ------------  ------------     ------------    ------------
  Total Liabilities                                                      1,867          2,845           3,866            241
------------------------------------------------------------------  ------------  ------------     ------------    ------------
Net Assets:
------------------------------------------------------------------
Paid-in capital                                                        423,390        634,066         856,039         44,407
------------------------------------------------------------------
Accumulated undistributed net realized gains
 (losses) on investment transactions                                        --           (389)            227            (10)
------------------------------------------------------------------
Undistributed net investment income                                         --            415              20             --
------------------------------------------------------------------  ------------  ------------     ------------    ------------
  Net Assets                                                         $ 423,390      $ 634,092       $ 856,286      $  44,397
------------------------------------------------------------------  ------------  ------------     ------------    ------------
Net Assets
------------------------------------------------------------------
  Institutional Shares                                                 348,366        252,987         856,286         17,682
------------------------------------------------------------------
  Investment A Shares                                                   75,024        381,105              NA         26,715
------------------------------------------------------------------  ------------  ------------     ------------    ------------
  Total                                                              $ 423,390      $ 634,092       $ 856,286      $  44,397
------------------------------------------------------------------  ------------  ------------     ------------    ------------
Outstanding units of beneficial interest (shares)
------------------------------------------------------------------
  Institutional Shares                                                 348,368        252,960         856,036         17,683
------------------------------------------------------------------
  Investment A Shares                                                   75,024        381,137              NA         26,725
------------------------------------------------------------------  ------------  ------------     ------------    ------------
  Total                                                                423,392        634,097         856,036         44,408
------------------------------------------------------------------  ------------  ------------     ------------    ------------
Net asset value
------------------------------------------------------------------
  Offering and redemption price per share -
  Institutional and Investment A Shares                              $    1.00      $    1.00       $    1.00      $    1.00
------------------------------------------------------------------  ------------  ------------     ------------    ------------
(See Notes which are an integral part of the Financial Statements)

Fifth Third Funds
Statements of Operations
For the Year Ended July 31, 1999
(Amounts in thousands)

------------------------------------------------------------------------------------------------------------------------------------

                                                    Prime          Government      U.S. Treasury     Tax Exempt        Tax Exempt
                                                Money Market      Money Market     Money Market      Money Market      Money Market
                                                    Fund              Fund              Fund            Fund*             Fund**
                                                ------------      ------------     --------------    ------------      ------------
INVESTMENT INCOME:
------------------------------------------------
Interest income                                      $21,296           $35,113            $45,875          $1,243            $2,187
------------------------------------------------
Dividend income                                          118                --                 --              --                 3
------------------------------------------------ -----------       -----------      -------------     -----------       -----------
      Total Income                                    21,414            35,113             45,875           1,243             2,190
------------------------------------------------ -----------       -----------      -------------     -----------       -----------

EXPENSES:
------------------------------------------------
Investment advisory fees                               1,657             2,789              3,707             185               304
------------------------------------------------
Administrative fees                                      741             1,245              1,659              66                 1
------------------------------------------------
Distribution fees -- Investment A Shares                 135             1,054                 --              75                --
------------------------------------------------
Fund accounting fees                                     103               162                177              14                20
------------------------------------------------
Transfer agency fees                                      23               285                 35              52                53
------------------------------------------------
Trustees' fees                                             2                 5                  4               1                 2
------------------------------------------------
Audit and legal fees                                      15                18                 28              10                 6
------------------------------------------------
Custodian fees                                            30                43                 65              11                 7
------------------------------------------------
Miscellaneous fees                                        34               114                104              42                42
------------------------------------------------ -----------       -----------      -------------     -----------       -----------
      Total Expenses                                   2,740             5,715              5,779             456               435
------------------------------------------------ -----------       -----------      -------------     -----------       -----------
  Less expenses voluntarily reduced/reimbursed          (466)           (1,006)            (2,257)           (181)               (1)
------------------------------------------------ -----------       -----------      -------------     -----------       -----------
  Net Expenses                                         2,274             4,709              3,522             275               434
------------------------------------------------ -----------       -----------      -------------     -----------       -----------
      Net Investment Income                           19,140            30,404             42,353             968             1,756
------------------------------------------------ -----------       -----------      -------------     -----------       -----------
Realized/Unrealized Gains from Investments:
------------------------------------------------
Net realized gains (losses) from
  investment transactions                                  3                27                236              (8)               (2)
------------------------------------------------ -----------       -----------      -------------     -----------       -----------
  Change in net assets resulting from operations     $19,143           $30,431            $42,589            $960            $1,754
------------------------------------------------ ===========       ===========      =============     ===========       ===========

* Reflects operations for the period October 1, 1998 through July 31, 1999. ** Reflects operations for the year ended September 30, 1998.

(See Notes which are an integral part of the Financial Statements)

Fifth Third Funds
Statements of Changes in Net Assets
(Amounts in thousands)

--------------------------------------------------------------------------------------------------------------------------------
                                                                      Prime                               Government
                                                                 Money Market Fund                     Money Market Fund
                                                          --------------------------------     ---------------------------------
                                                           Year Ended          Year Ended        Year Ended         Year Ended
                                                          July 31, 1999      July 31, 1998      July 31, 1999      July 31, 1998
                                                          --------------------------------     ---------------------------------
Increase (Decrease) in Net Assets:
---------------------------------------------------------
Operations-
---------------------------------------------------------
Net investment income                                      $    19,140        $    22,601        $    30,404        $    16,092
---------------------------------------------------------
Net realized gains on investment transactions                        3                 --                 27                  6
--------------------------------------------------------- -------------      -------------     ----------------    -------------
   Change in net assets resulting from
   operations                                                   19,143             22,601             30,431             16,098
--------------------------------------------------------- -------------      -------------     ----------------    -------------
Distributions to Institutional Shareholders:
---------------------------------------------------------
From net investment income                                     (16,776)           (20,971)           (12,423)            (9,366)
---------------------------------------------------------
Distributions to Investment A Shareholders:
---------------------------------------------------------
From net investment income                                      (2,365)            (1,632)           (17,952)            (6,726)
--------------------------------------------------------- -------------      -------------     ----------------    -------------
   Change in net assets from shareholder
   distributions                                               (19,141)           (22,603)           (30,375)           (16,092)
--------------------------------------------------------- -------------      -------------     ----------------    -------------
Fund Share (Principal) Transactions--
---------------------------------------------------------
Proceeds from shares issued                                  1,164,194          1,320,142            683,747            421,706
---------------------------------------------------------
Assets acquired from reorganization                                 --                 --            445,341                 --
---------------------------------------------------------
Dividends reinvested                                               440                495              7,325                 --
---------------------------------------------------------
Cost of shares redeemed                                     (1,146,146)        (1,291,001)          (873,697)          (323,513)
--------------------------------------------------------- -------------      -------------     ----------------    -------------
   Change in net assets from share transactions                 18,488             29,636            262,716             98,193
--------------------------------------------------------- -------------      -------------     ----------------    -------------
      Change in net assets                                      18,490             29,634            262,772             98,199
---------------------------------------------------------
Net Assets:
---------------------------------------------------------
Beginning of period                                            404,900            375,266            371,320            273,121
--------------------------------------------------------- -------------      -------------     ----------------    -------------
End of period                                              $   423,390        $   404,900        $   634,092        $   371,320
--------------------------------------------------------- =============      =============     ================    =============

(See Notes which are an integral part of the Financial Statements)

Fifth Third Funds
Statements of Changes in Net Assets
(Amounts in thousands)
-----------------------------------------------------------------------------------------------------------------------------------
                                                            U.S. Treasury                             Tax Exempt
                                                          Money Market Fund                        Money Market Fund
                                                    -----------------------------  ------------------------------------------------

                                                      Year Ended      Year Ended     Period Ended      Year Ended      Year Ended
                                                    July 31, 1999   July 31, 1998  July 31, 1999(a)  Sept. 30, 1998  Sept. 30, 1997
                                                    -----------------------------  ----------------  --------------  --------------

Increase (Decrease) in Net Assets:
-------------------------------------------------

Operations
-------------------------------------------------
Net investment income                               $    42,353       $    36,250      $       968      $    1,756     $     1,783
-------------------------------------------------

Net realized gains (lossess) on
investment transactions                                     236                (9)              (8)             (2)             --
-------------------------------------------------   -----------   ---------------  ----------------  --------------  --------------
   Change in net assets resulting from
   operations                                            42,589            36,241              960           1,754           1,783
-------------------------------------------------   -----------   ---------------  ----------------  --------------  --------------

Distributions to Institutional Shareholders*:

From net investment income                              (42,379)          (36,250)            (188)             (6)             --
-------------------------------------------------   -----------   ---------------  ----------------  --------------  --------------

Distributions to Investment A Shareholders:
-------------------------------------------------
From net investment income                                   --                --             (780)         (1,750)         (1,783)
-------------------------------------------------   -----------   ---------------  ----------------  --------------  --------------

   Change in net assets from shareholder
   distributions                                        (42,379)          (36,250)            (968)         (1,756)         (1,783)
-------------------------------------------------   -----------   ---------------  ----------------  --------------  --------------

Fund Share (Principal) Transactions--
-------------------------------------------------
Proceeds from shares issued                           2,079,693         1,831,037           97,644         182,537         155,053
-------------------------------------------------
Dividends reinvested                                      7,299             7,545              267           1,648           1,668
-------------------------------------------------
Cost of shares redeemed                              (2,107,005)       (1,501,571)        (105,953)       (192,020)       (156,352)
-------------------------------------------------   -----------   ---------------  ----------------  --------------  --------------

   Change in net assets from share transactions         (20,013)          337,011           (8,042)         (7,835)            369
-------------------------------------------------   -----------   ---------------  ----------------  --------------  --------------

      Change in net assets                              (19,803)          337,002           (8,050)         (7,837)            369
-------------------------------------------------
Net Assets:
-------------------------------------------------
Beginning of period                                     876,089           539,087           52,447          60,284          59,915
-------------------------------------------------   -----------   ---------------  ----------------  --------------  --------------

End of period                                       $   856,286       $   876,089      $    44,397      $   52,447     $    60,284
-------------------------------------------------   ===========   ===============  ================  ==============  ==============

(a) Reflects operations for the period October 1, 1998 through July 31, 1999. *The Tax Exempt Money Market Institutional Shares commenced operations on September 21, 1998. (See Notes which are an integral part of the Financial Statements)

Fifth Third Funds
Notes to Financial Statements
July 31, 1999
--------------------------------------------------------------------------------

(1) Organization

Fifth Third Funds, formerly known as the Fountain Square Funds, (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. At July 31, 1999, the Trust consisted of sixteen separate investment portfolios. The accompanying financial statements and notes relate only to the Prime Money Market Fund (formerly known as the Commercial Paper Fund), Government Money Market Fund (formerly known as the Government Cash Reserves Fund), U.S. Treasury Money Market Fund (formerly known as the U.S. Treasury Obligations Fund), and the Tax Exempt Money Market Fund (individually the "Fund" and collectively the "Funds").

The Prime Money Market Fund, Government Money Market Fund, and the Tax Exempt Money Market Fund offer two classes of shares: Institutional Shares (formerly known as Trust Shares) and Investment A Shares (formerly known as Investment Shares). Each class of shares has identical rights and privileges except with respect to distribution (12b-1) fees paid by the Investment A Shares, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares. The U.S. Treasury Money Market Fund offers only one class of shares.

(2) Reorganization

The Trust entered into an Agreement and Plan of Reorganization and Liquidation with The Cardinal Group pursuant to which all of the assets and liabilities of each Cardinal Group Portfolio transferred to a portfolio of the Trust in exchange for shares of the corresponding portfolio of the Trust. The Cardinal Government Securities Money Market Fund transferred its assets and liabilities to the Fifth Third Government Cash Reserves Fund. The Cardinal Tax Exempt Money Market Fund transferred its assets and liabilities to the Fifth Third Tax Exempt Money Market Fund. The reorganization, which qualified as a tax-free exchange for federal income purposes, was completed on September 21, 1998 and was approved by shareholders of The Cardinal Group at a special shareholder meeting held on July 24, 1998. The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the reorganization for the Government Cash Reserves Fund and the Tax Exempt Fund:

                                                                                         After
                                               Before Reorganization                Reorganization
                                         ----------------------------------        ----------------
                                             Cardinal         Fifth Third              Fifth Third
                                            Tax Exempt        Tax Exempt               Tax Exempt
                                           Money Market      Money Market             Money Market
                                              Fund              Fund                      Fund
                                         ----------------------------------        ----------------
Shares (000)                                  54,034                0                       54,034
Net Assets (000)                            $ 54,032             $  0                     $ 54,032
Net Asset Value                             $   1.00             $  0                     $   1.00
Unrealized Appreciation (000)               $      0             $  0                     $      0

                                                                                         After
                                                Before Reorganization               Reorganization
                                         ----------------------------------        ----------------
                                            Cardinal           Fifth Third           Fifth Third
                                           Government           Government            Government
                                           Securities         Cash Reserves         Cash Reserves
                                              Fund                 Fund                 Fund
                                         ----------------------------------        ----------------
Shares (000)                                 445,357                420,417                865,774
Net Assets (000)                            $445,341               $420,397               $865,738
Net Asset Value                             $   1.00               $   1.00               $   1.00
Unrealized Appreciation (000)               $      0               $      0               $      0

Fifth Third Funds
Notes to Financial Statements
July 31, 1999
--------------------------------------------------------------------------------

(3) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Securities Valuations-Investments of the Funds are valued at either amortized cost, which approximates market value, or at original cost, which combined with accrued interest approximates market value. Under the amortized cost method, discount or premium is accreted or amortized on a constant basis to the maturity of the security. Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. In addition, the Funds may not (a) purchase any instruments with a remaining maturity greater than 397 days unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

B. Repurchase Agreements-The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's Advisor to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). It is the policy of the Funds to require the custodian or sub-custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

C. Securities Transactions and Related Income--Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization or accretion of the premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

D. When-Issued and Delayed Delivery Transactions--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement date.

E. Dividends to Shareholders--Dividends from net investment income are declared daily and paid monthly and distributable net realized gains, if any, are declared and distributed at least annually. Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses.

Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Fifth Third Funds
Notes to Financial Statements(continued)
July 31, 1999
--------------------------------------------------------------------------------

As of July 31, 1999, the following reclassifications have been made to increase/(decrease) such accounts with offsetting adjustments made to paid-in capital (amounts in thousands):

                                          Accumulated           Accumulated
                                       Undistributed Net      Undistributed Net
                                          Investment        Realized Gain/(Loss)
                                         Income/(Loss)         on Investment
                                       -----------------------------------------
Prime Money Market Fund                        $3                   $(3)
Government Money Market Fund                  379                  (415)

(4) Shares of Beneficial Interest

Transactions in Fund shares were as follows (amounts in thousands):

                                                          Prime                                  Government
                                                   Money Market Fund                          Money Market Fund
                                             -----------------------------              ------------------------------
                                              Year                 Year                  Year                  Year
                                              Ended                Ended                 Ended                 Ended
                                             July 31,             July 31,              July 31,              July 31,
SHARE TRANSACTIONS:                            1999                 1998                  1999                 1998
                                             --------             --------              --------              --------
Institutional Shares
  Shares issued                              1,076,548            1,272,208              451,018              284,720
  Dividends reinvested                             440                  495                   --                   --
  Shares redeemed                           (1,096,970)          (1,246,181)            (419,089)            (226,232)
---------------------------------          -----------          -----------           ----------           ----------
  Institutional Shares                         (19,982)              26,522               31,929               58,488
---------------------------------          ===========          ===========           ==========           ==========

Investment A Shares
  Shares issued                                 87,646               47,934              232,666              136,986
  Shares issued for
    reorganization                                  --                   --              445,357                   --
  Dividends reinvested                              --                   --                7,325                   --
  Shares redeemed                              (49,174)             (44,820)            (454,494)             (97,281)
---------------------------------          -----------          -----------           ----------           ----------
  Investment A Shares                           38,472                3,114              230,854               39,705
---------------------------------          -----------          -----------           ----------           ----------
Total net increase from
  share transactions                            18,490               29,636              262,783               98,193
---------------------------------          ===========          ===========           ==========           ==========

CAPITAL TRANSACTIONS:
Institutional Shares
  Shares issued                            $ 1,076,548          $ 1,272,208          $   451,018          $   284,720
  Dividends reinvested                             440                  495                   --                   --
  Shares redeemed                           (1,096,972)          (1,246,181)            (419,089)            (226,232)
---------------------------------          -----------          -----------           ----------           ----------

  Institutional Shares                     $   (19,984)         $    26,522          $    31,929          $    58,488
---------------------------------          ===========          ===========           ==========           ==========

Investment A Shares
  Shares issued                            $    87,646          $    47,934          $   232,729          $   136,986
  Shares issued for
  reorganization                                    --                   --              445,341                   --
  Dividends reinvested                              --                   --                7,325                   --
  Shares redeemed                              (49,174)             (44,820)            (454,608)             (97,281)
---------------------------------          -----------          -----------           ----------           ----------
  Investment A Shares                           38,472                3,114              230,787               39,705
---------------------------------          -----------          -----------           ----------           ----------
Total net increase/(decrease)
  from capital transactions                $    18,488          $    29,636          $   262,716          $    98,193
---------------------------------          ===========          ===========           ==========           ==========

Fifth Third Funds
Notes to Financial Statements (continued)
July 31, 1999
--------------------------------------------------------------------------------

                                                          U.S. Treasury                             Tax Exempt
                                                        Money Market Fund                        Money Market Fund
                                                 ------------------------------            -------------------------------
                                                   Year                 Year                Period                  Year
                                                  Ended                Ended                Ended                  Ended
                                                 July 31,             July 31,             July 31,               July 31,
SHARE TRANSACTIONS:                                1999                 1998                 1999*                 1998(a)
                                                 --------             --------             --------               --------
Institutional Shares
  Shares issued                                  2,079,689            1,830,875               87,092               12,864
  Dividends reinvested                               7,299                7,545                   --                   --
  Shares redeemed                               (2,107,005)          (1,501,407)             (77,363)              (4,910)
---------------------------------              -----------          -----------           ----------           ----------
  Institutional Shares                             (20,017)             337,013                9,729                7,954
---------------------------------              ===========          ===========           ==========           ==========

Investment A Shares
  Shares issued                                         --                   --               10,552              169,674
  Dividends reinvested                                  --                   --                  266                1,648
  Shares redeemed                                       --                   --              (28,589)            (187,110)
---------------------------------              -----------          -----------           ----------           ----------

  Investment A Shares                                   --                   --              (17,771)             (15,788)
---------------------------------              -----------          -----------           ----------           ----------
Total net increase/ (decrease)
  from share transactions                          (20,017)             337,013               (8,042)              (7,834)
---------------------------------              ===========          ===========           ==========           ==========

CAPITAL TRANSACTIONS:
Institutional Shares
  Shares issued                                $ 2,079,693          $ 1,831,037          $    87,092          $    12,864
  Dividends reinvested                               7,299                7,545                   --                   --
  Shares redeemed                               (2,107,005)          (1,501,571)             (77,363)              (4,910)
---------------------------------              -----------          -----------           ----------           ----------
  Institutional Shares                         $   (20,013)         $   337,011          $     9,729          $     7,954
---------------------------------              ===========          ===========           ==========           ==========

Investment A Shares
  Shares issued                                $        --                   $-          $    10,552          $   169,673
  Dividends reinvested                                  --                   --                  267                1,648
  Shares redeemed                                       --                   --              (28,590)            (187,110)
---------------------------------              -----------          -----------           ----------           ----------
  Investment A Shares                                   --                   --              (17,771)             (15,789)
---------------------------------              -----------          -----------           ----------           ----------
Total net increase/(decrease)
  from capital transactions                    $   (20,013)         $   337,011          $    (8,042)         $    (7,835)
---------------------------------              ===========          ===========           ==========           ==========
* Reflects operations for the period October 1, 1998 through July 31, 1999.

(a) The Tax Exempt Money Market Fund Institutional Shares commenced operations on September 21, 1998.

(5) Investment Advisory Fee and Other Transactions with Affiliates (Amounts in Thousands)

Investment Advisory Fee-Fifth Third Bank, the Trust's investment Advisor (the "Advisor"), receives for its services an investment advisory fee at annual rates equal to the percentages of the relevant Fund's average daily net assets as follows: Government Cash Reserves Fund, Commercial Paper Fund and U.S. Treasury Obligations Fund - 0.40%; and Tax Exempt Money Market Fund - 0.50%.

The Advisor may voluntarily choose to waive a portion of its fee and reimburse certain operating expenses of the Fund. The Advisor can modify or terminate this voluntary waiver and reimbursement at any time at its sole discretion. For the fiscal year-ended July 31, 1999, the Advisor waived $83 and $1,298 in advisory fees for the Prime Money Market Fund and the U.S. Treasury Money Market Fund, respectively. For the fiscal year ended July 31, 1999, the Advisor reimbursed certain operating expenses of $63 and $32 for the Government Money Market Fund and the U.S. Treasury Money Market Fund, respectively. For the ten months ended July 31, 1999, the Advisor waived $60 in advisory fees and

Fifth Third Funds
Notes to Financial Statements (continued)
July 31, 1999
--------------------------------------------------------------------------------

reimbursed certain operating expenses of $27 for the Tax Exempt Money Market
Fund.

Administrative Fee - BISYS Fund Services ("BISYS") serves as the Trust's administrator. The administrator generally assists in all aspects of the Trust's administration and operation including providing the Fund with certain administrative personnel and services necessary to operate the Fund. Pursuant to a separate agreement with BISYS, Fifth Third Bank performs sub-administrative services on behalf of the Fund including providing certain administrative personnel and services necessary to operate the Fund, for which it receives a fee from BISYS computed daily as a percentage of the daily net assets of the Fund. Under the terms of the administration agreement, BISYS' fees are computed daily as a percentage of the average net assets of the Trust for the period. Administration fees are computed at 0.20% of first $1 billion of net assets of the Trust, 0.18% of net assets of the Trust between $1 billion and $2 billion, and 0.17% of more than $2 billion of net assets of the Trust. For the fiscal year-ended ended July 31, 1999, the administrator waived $372, $697, and $927 in administration fees for the Prime Money Market Fund, the Government Money Market Fund and the U.S. Treasury Money Market Fund, respectively. For the ten months ended July 31, 1999, the administrator waived $37 in administration fees for the Tax Exempt Money Market Fund.

Distribution Services Fee-The Prime Money Market Fund, the Government Money Market Fund, and the Tax Exempt Money Market Fund have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Effective December 1, 1995, BISYS serves as the Trust's principal distributor. Under the terms of the Plan, the Funds will compensate the principal distributor from the net assets of the Funds' Investment A Shares to finance activities intended to result in the sales of each Funds' Investment A Shares. The Plan provides that the Funds may incur distribution expenses up to 0.25% of the average daily net assets of the Investment Shares, annually, to compensate the distributor. The distributor may voluntarily choose to waive all or a portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion. For the fiscal year-ended July 31, 1999, the distributor waived $11 and $246 in distribution fees, respectively for the Prime Money Market Fund and the Government Money Market Fund. For the ten month period ended July 31, 1999 the distributor waived $57 in distribution fees for the Tax Exempt Money Market Fund.

Transfer and Dividend Disbursing Agent, Accounting and Custody Fees--Fifth Third Bank serves as transfer and dividend disbursing agent for the Funds for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses.

Fifth Third Bank is the Funds' custodian and accountant for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses.

Certain Officers and Trustees of the Trust are Officers and Trustees of the above companies but are not paid any fees directly by the Trust for serving as Officer and Trustees of the Trust.

(6) Other Assets

Fidelity Bond and Errors / Omissions insurance coverage for the Funds and its Officers and Trustees had been obtained through ICI Mutual Insurance Company (ICI Mutual), an industry-sponsored mutual insurance company. The Funds include, in other assets, deposits made for the initial capital and certificates of deposit that collateralized standby letters of credit sponsoring potential capital needs of ICI Mutual. In addition, these portfolios are also committed to provide additional capital should ICI Mutual experience unusual losses arising from its insurance underwriting. The following table details the deposits and certificates of deposit of the Funds:

                                                                Certificates
                                                Deposits         of Deposit
                                               ------------------------------
         Government Money Market Fund            $28,588          $175,000
         Tax Exempt Money Market Fund            $13,291           $27,000

Fifth Third Funds
Notes to Financial Statements (continued)
July 31, 1999
--------------------------------------------------------------------------------

(7) Federal Income Taxes (unaudited)

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

At July 31, 1999, the following funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations (amounts in thousands):

                                             Amount            Expires
                                            ---------------------------
         Government Money Market Fund         $293               2002
                                                92               2004
         Tax Exempt Money Market Fund           (2)              2007

Capital losses incurred after October 31, within a Fund's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds have incurred and will elect to defer such capital losses (amounts in thousands):

                                          Post-October
                                         Capital Losses
                                        ----------------
         Government Money Market Fund          $2
         Tax Exempt Money Market Fund           8

During the fiscal year ended July 31, 1999 the Tax Exempt Money Market Fund declared tax-exempt income distributions of $912.

Fifth Third Prime Money Market Fund
Financial Highlights

-----------------------------------------------------------------------------------------------------------------
(For a share of beneficial interest throughout each period)

                                                                     Year Ended July 31,
                                            -------------------------------------------------------------------
Institutional Shares                             1999           1998           1997         1996           1995
                                            ------------    -----------    -----------   -----------    -----------

Net asset value, beginning of period           $    1.00    $    1.00    $    1.00    $    1.00    $    1.00
------------------------------------
Income from investment operations
------------------------------------
  Net investment income                             0.05         0.05         0.05         0.05         0.05
------------------------------------           ---------    ---------    ---------    ---------    ---------
  Total from investment operations                  0.05         0.05         0.05         0.05         0.05
------------------------------------           ---------    ---------    ---------    ---------    ---------
Less distributions
------------------------------------
  Distributions to shareholders
    from net investment income                     (0.05)       (0.05)       (0.05)       (0.05)       (0.05)
------------------------------------           ---------    ---------    ---------    ---------    ---------
  Total distributions                              (0.05)       (0.05)       (0.05)       (0.05)       (0.05)
------------------------------------           ---------    ---------    ---------    ---------    ---------
Net asset value, end of the period             $    1.00    $    1.00    $    1.00    $    1.00    $    1.00
------------------------------------           =========    =========    =========    =========    =========
Total return                                        4.76%        5.25%        5.11%        5.20%        5.25%
------------------------------------
Ratios to Average Net Assets
------------------------------------
  Expenses                                          0.52%        0.52%        0.52%        0.49%        0.49%
------------------------------------
  Net investment income                             4.66%        5.13%        4.99%        5.07%        5.12%
------------------------------------
  Expense waiver/reimbursement (a)                  0.11%        0.12%        0.09%        0.08%        0.09%
------------------------------------
Supplemental data
------------------------------------
  Net assets, end of period
    (000 omitted)                              $ 348,366    $ 368,348    $ 341,827    $ 300,821    $ 223,640
------------------------------------

                                                             Year Ended July 31,
                                            -------------------------------------------------------------------
Investment A Shares                               1999         1998         1997         1996         1995
                                            ------------    -----------  ------------ ------------  -----------
Net asset value, beginning of period           $    1.00    $    1.00    $    1.00    $    1.00    $    1.00
------------------------------------
Income from investment operations
------------------------------------
  Net investment income                             0.04         0.05         0.05         0.05         0.05
------------------------------------           ---------    ---------    ---------    ---------    ---------
  Total from investment operations                  0.04         0.05         0.05         0.05         0.05
------------------------------------           ---------    ---------    ---------    ---------    ---------
Less distributions
------------------------------------
  Distributions to shareholders
    from net investment income                     (0.04)       (0.05)       (0.05)       (0.05)       (0.05)
------------------------------------           ---------    ---------    ---------    ---------    ---------
  Total distributions                              (0.04)       (0.05)       (0.05)       (0.05)       (0.05)
------------------------------------           ---------    ---------    ---------    ---------    ---------
Net asset value, end of period                 $    1.00    $    1.00    $    1.00    $    1.00    $    1.00
------------------------------------           =========    =========    =========    =========    =========

Total return                                        4.53%        5.25%        5.11%        5.20%        5.25%
------------------------------------
Ratios to Average Net Assets
------------------------------------
  Expenses                                          0.75%        0.52%        0.52%        0.49%        0.49%
------------------------------------
  Net investment income                             4.39%        5.13%        4.99%        5.06%        5.12%
------------------------------------
  Expense waiver/reimbursement (a)                  0.13%        0.47%        0.44%        0.40%        0.44%
------------------------------------
Supplemental data
------------------------------------
  Net assets, end of period
    (000 omitted)                              $  75,024    $  36,552    $  33,438    $  19,341    $  10,169
------------------------------------

(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

Fifth Third Government Money Market Fund
Financial Highlights

-----------------------------------------------------------------------------------------------------------------
(For a share of beneficial interest throughout each period)

                                                                    Year Ended July 31,
                                            ----------------------------------------------------------------
Institutional Shares                              1999         1998         1997         1996         1995
                                            ------------    ----------- ----------   ----------   ----------

Net asset value, beginning of period            $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
------------------------------------
Income from investment operations
------------------------------------
 Net investment income                              0.05         0.05         0.05         0.05         0.05
------------------------------------            --------     --------     --------     --------     --------
 Total from investment operations                   0.05         0.05         0.05         0.05         0.05
------------------------------------            --------     --------     --------     --------     --------
Less distributions
------------------------------------
 Distributions to shareholders
  from net investment income                       (0.05)       (0.05)       (0.05)       (0.05)       (0.05)
------------------------------------            --------     --------     --------     --------     --------
 Total distributions                               (0.05)       (0.05)       (0.05)       (0.05)       (0.05)
------------------------------------            --------     --------     --------     --------     --------
Net asset value, end of the period              $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
------------------------------------            ========     ========     ========     ========     ========
Total return                                        4.60%        5.13%        5.01%        5.11%        5.22%
------------------------------------
Ratios to Average Net Assets
------------------------------------
 Expenses                                           0.56%        0.52%        0.51%        0.50%        0.50%
------------------------------------
 Net investment income                              4.52%        5.02%        4.90%        4.99%        5.17%
------------------------------------
 Expense waiver/reimbursement (a)                   0.11%        0.12%        0.09%        0.07%        0.20%
------------------------------------
Supplemental data
------------------------------------
 Net assets, end of period
  (000 omitted)                                 $252,987     $221,034     $162,543     $132,326     $129,603
------------------------------------

                                                                     Year Ended July 31,
                                              --------------------------------------------------------------
Investment A Shares                               1999         1998         1997         1996         1995
                                              ----------    ---------    ---------   ----------   ----------
Net asset value, beginning of period            $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
------------------------------------
Income from investment operations
------------------------------------
 Net investment income                              0.04         0.05         0.05         0.05         0.05
------------------------------------            --------     --------     --------     --------     --------
 Total from investment operations                   0.04         0.05         0.05         0.05         0.05
------------------------------------            --------     --------     --------     --------     --------
Less distributions
------------------------------------
 Distributions to shareholders
  from net investment income                       (0.04)       (0.05)       (0.05)       (0.05)       (0.05)
------------------------------------            --------     --------     --------     --------     --------
 Total distributions                               (0.04)       (0.05)       (0.05)       (0.05)       (0.05)
------------------------------------            --------     --------     --------     --------     --------
Net asset value, end of period                  $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
------------------------------------            ========     ========     ========     ========     ========
Total return                                        4.41%        5.13%        5.00%        5.11%        5.22%
------------------------------------
Ratios to Average Net Assets
------------------------------------
 Expenses                                           0.75%        0.52%        0.51%        0.51%        0.50%
-----------------------------------
 Net investment income                              4.26%        5.02%        4.90%        4.97%        5.17%
------------------------------------
 Expense waiver/reimbursement (a)                   0.17%        0.47%        0.44%        0.42%        0.45%
------------------------------------
Supplemental data
------------------------------------
 Net assets, end of period
  (000 omitted)                                 $381,105     $150,286     $110,543     $ 68,884     $ 45,726
------------------------------------

(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(See Notes which are an integral part of the Financial Statements)

Fifth Third U.S. Treasury Money Market Fund
Financial Highlights
---------------------------------------------------------------
(For a share of beneficial interest throughout each period)

                                                                     Year Ended July 31,
                                               -------------------------------------------------------------------
Institutional Shares                              1999         1998         1997         1996         1995
                                               ---------    ----------   ----------   ---------   -----------
Net asset value, beginning of period           $    1.00    $    1.00    $    1.00    $    1.00    $    1.00
------------------------------------
Income from investment operations
------------------------------------
 Net investment income                              0.05         0.05         0.05         0.05         0.05
------------------------------------           ---------     --------     --------     --------     --------
 Total from investment operations                   0.05         0.05         0.05         0.05         0.05
------------------------------------           ---------     --------     --------     --------     --------
Less distributions
------------------------------------
 Distributions to shareholders
  from net investment income                       (0.05)       (0.05)       (0.05)       (0.05)       (0.05)
------------------------------------           ---------     --------     --------     --------     --------
 Total distributions                               (0.05)       (0.05)       (0.05)       (0.05)       (0.05)
------------------------------------           ---------     --------     --------     --------     --------
Net asset value, end of the period             $    1.00    $    1.00    $    1.00    $    1.00    $    1.00
------------------------------------           =========    =========    =========    =========    =========
Total return                                        4.68%        5.31%        5.11%        5.24%        5.18%
------------------------------------
Ratios to Average Net Assets
------------------------------------
 Expenses                                           0.38%        0.38%        0.42%        0.43%        0.44%
------------------------------------
 Net investment income                              4.57%        5.19%        5.00%        5.10%        5.07%
------------------------------------
 Expense waiver/reimbursement (a)                   0.24%        0.24%        0.17%        0.12%        0.11%
------------------------------------
Supplemental data
------------------------------------
 Net assets, end of period
  (000 omitted)                                $ 856,286    $ 876,089    $ 539,087    $ 489,228    $ 321,640
------------------------------------

(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(See Notes which are an integral part of the Financial Statements)

Fifth Third Tax Exempt Money Market Fund
Financial Highlights
------------------------------------------------------------------------------
(For a share of beneficial interest throughout each period)

                                             Period Ended      Period Ended
                                               July 31,        September 30,
Institutional Shares                            1999*             1998**
                                             -------------    ---------------
Net asset value, beginning of period          $    1.00          $   1.00
------------------------------------
Income from investment operations
------------------------------------
 Net investment income                             0.03                --
------------------------------------         ----------         ---------
 Total from investment operations                  0.03                --
------------------------------------         ----------         ---------
Less distributions
------------------------------------
 Distributions to shareholders
  from net investment income                      (0.03)               --
------------------------------------         ------------       ---------
 Total distributions                              (0.03)               --
------------------------------------         ------------       ---------
Net asset value, end of the period            $    1.00          $   1.00
------------------------------------         ==========         =========
Total return                                       2.24%(d)          2.74%(b)
------------------------------------
Ratios to Average Net Assets
------------------------------------
 Expenses                                          0.61%(c)          0.63%(c)
------------------------------------
 Net investment income                             2.66%(c)          3.09%(c)
------------------------------------
 Expense waiver/reimbursement (a)                  0.33%(c)            -- (c)
------------------------------------
Supplemental data
------------------------------------
 Net assets, end of period
  (000 omitted)                               $  17,682          $  7,953
------------------------------------




                                                Period Ended                         Year Ended Sept. 30,
                                                   July 31,        ------------------------------------------------------------
Investment A Shares***                              1999*          1998         1997          1996          1995           1994
                                                  ---------        ------      --------      --------      ----------    --------
Net asset value, beginning of period              $   1.00      $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
------------------------------------
Income from investment operations
------------------------------------
 Net investment income                                0.03          0.03          0.03          0.03          0.03          0.02
------------------------------------              --------      --------      --------       -------       -------       -------
 Total from investment operations                     0.03          0.03          0.03          0.03          0.03          0.02
------------------------------------              --------      --------      --------       -------       -------       -------
Less distributions
------------------------------------
 Distributions to shareholders
  from net investment income                        (0.03)         (0.03)        (0.03)        (0.03)        (0.03)        (0.02)
------------------------------------              --------      --------      --------       -------       -------       -------
 Total distributions                                 (0.03)        (0.03)        (0.03)        (0.03)        (0.03)        (0.02)
------------------------------------              --------      --------      --------       -------       -------       -------
Net asset value, end of period                    $   1.00      $   1.00      $   1.00      $   1.00      $   1.00       $  1.00
------------------------------------              ========      ========      ========      ========      ========       =======
Total return                                          2.18%(d)      2.74%         2.72%         2.67%         3.02%         1.78%
------------------------------------
Ratios to Average Net Assets
------------------------------------
  Expenses                                            0.75%(c)      0.71%         0.80%         0.89%         0.81%         0.76%
------------------------------------
  Net investment income                               2.60%(c)      2.88%         2.79%         2.66%         2.99%         1.78%
------------------------------------
  Expense waiver/reimbursement (a)                    0.44%(c)         -             -             -             -             -
------------------------------------
Supplemental data
------------------------------------
  Net assets, end of period
    (000 omitted)                                 $ 26,715      $ 44,494      $ 60,284      $ 59,915      $ 64,780      $ 80,531
------------------------------------
  * Reflects operations for the period from October 1, 1998 through July 31,
    1999.
 ** Reflects operations for the period from September 21, 1998 (commencement of operations) through September 30, 1998.
*** Information for the period prior to September 21, 1998 is for the Tax Exempt
    Money Market Fund, the predecessor fund of the Fifth Third Tax Exempt Money
    Market Fund.
(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(b) Represents total return based on the activity of Investment A Shares for the period from October 1, 1997 to September 20, 1998 and the activity of the
    Institutional Shares for the period from September 21, 1998 to September
    30,1998. Total return for the Institutional Shares for the period from
    September 21, 1998 (commencement of operations) to September 30, 1998 was
    3.16% annualized.
(c) Annualized
(d) Not annualized


(See Notes which are an integral part of the Financial Statements)

Report of Independent Auditors
--------------------------------------------------------------------------------

The Board of Trustees and Shareholders
Fifth Third Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Fifth Third Prime Money Market Fund, Fifth Third Government Money Market Fund, Fifth Third U.S. Treasury Money Market Fund, and Fifth Third Tax Exempt Money Market Fund (the Funds) as of July 31, 1999, and the related statements of operations, statements of changes and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements and financial highlights for Fifth Third Tax Exempt Money Market Fund for each of the respective years or periods ended September 30, 1997 were audited by other auditors whose report dated November 14, 1997 expressed an unqualified opinion.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 1999, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of July 31, 1999, and the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                               Ernst & Young LLP

Cincinnati, Ohio
September 22, 1999
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Addresses
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Fifth Third Prime Money Market Fund                    Fifth Third Funds
Fifth Third Government Money Market Fund               c/o Fifth Third Bank
Fifth Third U.S. Treasury Money Market Fund            38 Fountain Square Plaza
Fifth Third Tax Exempt Money Market Fund               Cincinnati, Ohio 45263
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Investment Advisor                                     Fifth Third Bank
                                                       38 Fountain Square Plaza
                                                       Cincinnati, Ohio 45263
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Custodian, Transfer Agent, Dividend Disbursing Agent,
and Sub-Administrator                                  Fifth Third Bank
                                                       38 Fountain Square Plaza
                                                       Cincinnati, Ohio 45263
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Distributor and Administrator                          BISYS Fund Services, L.P.
                                                       3435 Stelzer Road
                                                       Columbus, Ohio 43219
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Independent Auditors                                   Ernst & Young LLP
                                                       1300 Chiquita Center
                                                       250 East Fifth Street
                                                       Cincinnati, Ohio 45202
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                    [LOGO OF FIFTH THIRD BANK APPEARS HERE]
                              Investment Advisor